Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Components of trade and other receivables
The Company’s trade and other receivables as at September 30, 2022 and December 31, 2021 include the following:

	2022	2021
	$	$
Trade receivables	23,713	21,985
Accrued revenues	3,084	3,241
Tax credits receivable	2,624	2,423
Other receivables	1,130	36
	30,551	27,685